Description of the Business - Liquidity - Going Concern Analysis - Additional Information (Detail)				6 Months Ended		12 Months Ended
	Apr. 08, 2024 USD ($)	Apr. 01, 2024	Mar. 26, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 02, 2024 USD ($) Tranche	Apr. 12, 2024 USD ($)	Nov. 14, 2023 USD ($)	Nov. 13, 2023 USD ($)	Apr. 12, 2023 USD ($)	Mar. 29, 2023 USD ($)
Nature Of Operations [Line Items]
Unrestricted cash and cash equivalents				$ 7,113,000		$ 11,633,000	$ 3,661,000
Accumulated deficit				(129,569,000)		(85,551,000)	(29,203,000)
Cash in operations				(11,164,000)	$ (24,601,000)	(40,023,000)	$ (80,634,000)	$ 2,249,000
Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			$ 30,000,000									$ 28,900,000	$ 26,300,000
Extended maturity date			Sep. 30, 2025
Subsequent Event [Member]
Nature Of Operations [Line Items]
Number of tranches | Tranche									8
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			$ 30,000,000
Extended maturity date			Sep. 30, 2025
YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Aggregate principal amount				$ 14,500,000		$ 10,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount	$ 5,000,000									$ 13,000,000	$ 15,000,000
Extended maturity date	Sep. 30, 2025
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Subsequent Event [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount	$ 5,000,000									$ 13,000,000
Extended maturity date	Sep. 30, 2025
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Subsequent Event [Member] | VRM [Member]
Nature Of Operations [Line Items]
Percentage of proceeds from repayment of debt		25.00%
Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity														$ 48,000,000
Working Capital Credit Agreement [Member] | Subsequent Event [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity									$ 14,000,000
Line of credit borrowing amount accessible for each tranche									1,750,000
Line of credit facility for acquiring additional claims									$ 2,000,000